Supplement to Spinnaker Plus Prospectus
                      Supplement dated May 1, 2007
           to Prospectus dated December 1, 2004 as supplemented

  The disclosure set forth below replaces the information found on pages 4-7 in the prospectus and any prior supplements.
-------------------------------------------------------------------------------
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                (as a percentage of average net assets)
-------------------------------------------------------------------------------
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio for the fiscal year ended December 31, 2006.
The table below shows the Total Annual Portfolio Expenses and for those portfolio where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operation Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.



------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO  			   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
				      Fees     Service (12b-1)   Expenses     Operating   Reimburse-    any acquired
					       Fees	                      Expenses 	  ment		fund fees or
													reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate
Fund (Series I Shares)(1)		0.90%		None	0.41%(2)	1.31%		-0.15%	1.16%(3) (4)
AIM V.I. Global Health Care
Fund (Series I Shares)(1)		0.75%		None	0.36%(2)	1.11%		-	1.11%(3) (4)

AIM V.I.  Capital Appreciation
Fund (Series I Shares)(1) (5) 		0.61%		None	0.30%		0.91%		-	0.91%(3)

AIM V.I. Capital Development
Fund  (Series I Shares)(6)		0.75%		None	0.35%(2)	1.10%		-0.01%	1.09%(3) (7)

AIM V.I. Capital Development
Fund  (Series II Shares) 		0.75%		0.25%	0.35%(2)	1.35%		-0.01%	1.34%(7) (8)

AIM V.I. International Growth
Fund (Series I Shares)(6) 		0.72%		None	0.39%(2)	1.11%		-	1.11%(3)

AIM V.I. International Growth
Fund (Series II Shares) 		0.72%		0.25%	0.39%(2)	1.36%		-	1.36%(8)


American Century Investments
VP Balanced Fund			0.90%(9)	None	0.00%		0.90%		-	0.90%
American Century Investments
VP International Fund			1.23%(9)	None	0.00%		1.23%		-	1.23%
American Century Investments
VP Value Fund 				0.93%(9)	None	0.00%		0.93%		-	0.93%
American Century Investments VP
Ultra[registered trademark
symbol] Fund(10)			1.00%(9)	None	0.00%		1.00%		-	1.00%
American Century Investments VP
Ultra[registered trademark
symbol] Class II Fund			0.90%(9)	0.25%	0.00%		1.15%		-	1.15%

The Dreyfus Socially Responsible
Growth Fund, Inc. -- Initial Shares	0.75%		None	0.08%		0.83%		-	0.83%
Dreyfus IP -  MidCap Stock Portfolio
-- Initial Shares (1)			0.75%		None	0.06%		0.81%		-	0.81%
Dreyfus IP - Technology Growth
Portfolio -- Initial Shares		0.75%		None	0.11%		0.86%		-	0.86%
Dreyfus VIF -  Appreciation
Portfolio -- Initial Shares (1)		0.75%		None	0.07%		0.82%		-	0.82%
Dreyfus VIF - Quality Bond
Portfolio -- Initial Shares (1)		0.65%		None	0.11%		0.76%	     -0.12%(11)	0.64%
Dreyfus Stock Index Fund, Inc.  --
Service Shares				0.25%		0.25%	0.02%		0.52%		-	0.52%

Federated Capital Income Fund
II (1) (12) 				0.75%(13)	None	0.80%(14)	1.55%		-0.45%	1.10%
Federated High Income Bond Fund
II - Primary Shares (1) (15)		0.60%		None	0.42%(16)	1.02%		-0.25%	0.77%
Federated International Equity
Fund II (17) (18)			1.00%		None	0.77%(14)	1.77%		-0.28%	1.49%

Fidelity VIP Asset Manager
Portfolio - Initial Class Shares (1) 	0.52%		None	0.13%		0.65%	     -0.02%(19)	0.63%(19)

Fidelity VIP Contrafund[registered
trademark symbol Portfolio - Initial
Class Shares				0.57%		None	0.09%		0.66%	     -0.01%(19)	0.65%(19)

Fidelity VIP Equity-Income
Portfolio - Initial Class Shares	0.47%		None	0.10%		0.57%	     -0.01%(19) 0.56%(19)

Fidelity VIP Growth & Income
Portfolio  - Initial Class Shares	0.47%		None	0.13%		0.60%	     -0.01%(19) 0.59%(19)

Fidelity VIP Growth Opportunities
Portfolio - Initial Class Shares(20)   	0.57%		None	0.15%		0.72%	     -0.05%(21)	0.67%(21)

Fidelity VIP Growth Portfolio - Initial
Class Shares (1)			0.57%		None	0.11%		0.68%	     -0.01%(19) 0.67%(19)

Fidelity VIP Money Market Portfolio -
Service Class 2 Shares			0.23%		0.25%	0.10%		0.58%		--	0.58%

Franklin Small-Mid  Cap Growth
Securities Fund - Class  2  		0.48%		0.25%	0.30%(22)	1.03%	     -0.01%(23)	1.02%
Franklin U.S. Government  Fund -
Class 2 				0.49%(24)	0.25%	0.05%		0.79%		--	0.79%
Templeton Growth Securities Fund -
Class 2 				0.74%(24)	0.25%	0.04%		1.03%		--	1.03%
Franklin Income Securities Fund -
Class 2					0.46%(24)	0.25%	0.01%		0.72%		--	0.72%
Mutual Shares Securities Fund -
Class 2  				0.60%		0.25%	0.21%		1.06%		--	1.06%
Templeton Developing Markets
Securities Fund - Class 2 		1.23%		0.25%	0.24%		1.72%		--	1.72%

ING Global Resources Portfolio -
Class S (1)  (25)			0.64%		None	0.26%		0.90%		--	0.90%
ING JPMorgan  Emerging Markets
Equity Portfolio (25) (26)		1.25%		None	0.01%		1.26%		--	1.26%

J.P. Morgan International
Equity Portfolio (1)			0.60%		None	0.60%(27)	1.20% (28)	--	1.20%
J.P. Morgan Mid Cap Value
Portfolio				0.70%		None	0.56%(27) (29)	1.26% (30)	--	1.26%(31)
J.P. Morgan U.S.  Large Cap Core
Equity Portfolio (32)			0.35%		None	0.50%(27)	0.85% (28)	--	0.85%

Pioneer Bond VCT Portfolio -
Class I Shares (33)			0.50%		None	0.30%		0.80%	     -0.18%(34)	0.62%
Pioneer Fund VCT Portfolio - Class
I Shares(33) 				0.65%		None	0.05%		0.70%		--	0.70%
Pioneer Growth Opportunities
VCT Portfolio  -- Class I Shares (33)	0.74%		None	0.07%(35)	0.81%		--	0.81%(36)
Pioneer Mid Cap Value  VCT Portfolio -
Class I Shares(33)			0.65%		None	0.06%		0.71%		--	0.71%(37)
Pioneer Money Market VCT Portfolio -
Class I Shares (33)			0.40%		None	0.21%		0.61%		--	0.61%
Pioneer Small Cap Value VCT
Portfolio - Class I Shares (33)		0.75%		None	0.30%(38)	1.05%		--	1.05%(39)
Pioneer Emerging Markets VCT
Portfolio - Class II Shares		1.15%		0.25%	0.35%		1.75%		--	1.75%
Pioneer Equity Income VCT
Portfolio  -- Class II Shares		0.65%		0.25%	0.04%		0.94%		--	0.94%
Pioneer High Yield VCT Portfolio -
Class II Shares				0.65%		0.25%	0.09%		0.99%		--	0.99%
Pioneer Small Cap Value VCT
Portfolio - Class II Shares (40)	0.75%		0.25%	0.33%(38)	1.33%		--	1.33%
Pioneer Strategic Income VCT
Portfolio -Class II Shares		0.65%		0.25%	0.17%		1.07%		--	1.07%

DWS Balanced VIP - Class A
Shares (41) (42)			0.46%		None	0.09%		0.55%	    -0.04% (42)	0.51%
DWS International VIP - Class
A Shares (41) (43) (44) (45)		0.84%		None	0.12%		0.96%		--	0.96%


The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.

---------------------
(1)This Portfolio is only available if you have been continuously invested in it since April 30, 2007.

(2)Other Expenses includes an Acquired Fund Fee and Expense of 0.01%.  Acquired Fund Fees and
Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual
Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(3)The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses  (subject to the exclusions discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's
Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the und or its transfer agent has deposit accounts in which it holds uninvested cash.  In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses.  These credits are used to pay certain expenses incurred by the Fund.  The expense limitation agreement is in effect through at least April 30, 2008.

(4)Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(5)AIM V.I Growth Fund and AIM V.I. Aggressive Growth Fund were reorganized into AIM V.I. Capital
Appreciation Fund effective May 1, 2006.  As a result, Series I shares of AIM V.I. Capital Appreciation
Fund are available to policyowners previously invested in Series I shares of AIM V.I Growth Fund and
AIM V.I. Aggressive Growth Fund.  If, as a result of the merger, Series I and Series II of the AIM
V.I. Capital Appreciation Fund are available to a contract owner, we will allocate investments to the Series I fund.

(6)This Portfolio is only available if you have been continuously invested in it since March 14, 2006.

(7)Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(8)The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of
Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses  (subject to the exclusions discussed below) of Series II shares to 1.45% of average daily net assets.  In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees;
and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.  Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the und or its transfer agent has deposit accounts in which it holds uninvested cash.  In addition, the Fund may also benefit from a one time credit to be used to offset  future custodian expenses.  These credits are used to pay certain expenses incurred by the Fund.  The expense limitation agreement is in effect through at least April 30, 2008.

(9)The fund has a stepped fee schedule.  As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

(10)This Porfolio is only available if you have been continuously invested in it since March 15, 2007.

(11)The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund's management fee, in the amount of 0.10% of 1% of the value of the Fund's average daily assets, until June 30, 2007.

(12)The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator and shareholder services provider waived and/or reimbursed certain amounts.
These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31,
2006.  For Federated Capital Income Fund II the Total Waiver of Fund Expenses was 0.45% with the Total Actual
Annual Fund Operating Expenses being 1.10%.

(13)The Adviser voluntarily waived and reimbursed a portion of the management fee. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.59% for the fiscal year ended December 31, 2006.

(14)Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial
Intermediaries" herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2007. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waivers) for the fiscal year ended December 31, 2006 were: 0.51% for Federated Capital Income Fund II; and 0.49% for Federated International Equity Fund II.

(15)The percentages shown are based on expenses for the entire year ended December 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2006. For Federated High
Income Bond Fund II - Primary Shares, the Total Waiver of Fund Expenses was 0.25% with the Total Actual
Annual Fund Operating Expenses being 0.77%.

(16)Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2007. Total other operating expenses paid by the Fund's Primary Shares (after the voluntary waiver) were 0.17% for the fiscal year ended
December 31, 2006.

(17)This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

(18)The percentages shown are based on expenses for the entire fiscal year ended December 31, 2006.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31,
2006. For Federated International Equity Fund II, the Total Waiver of Fund Expenses was 0.28% with the
Total Actual Annual Fund Operating Expenses being 1.49%.

(19)A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for Fidelity VIP Asset Manager
Portfolio - Initial Class Shares, 0.65% for Fidelity VIP Contrafund[registered trademark symbol]
Portfolio - Initial Class Shares, 0.56% for Fidelity VIP Equity-Income Portfolio - Initial Class
Shares,  0.59% for Fidelity VIP Growth & Income Portfolio  - Initial Class Shares, and 0.67%
for Fidelity VIP Growth Portfolio - Initial Class Shares.  These offsets may be discontinued
at any time.

(20)This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

(21)A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including these reductions, the total class operating expenses would have been 0.67%
for Fidelity VIP Growth Opportunities Portfolio - Initial Class Shares.  These offsets may be discontinued
at any time.

(22)Other Expenses includes an Acquired Fund and Expense of 0.01%.

(23)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin
Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(24)The fund administration fee is paid indirectly through the management fee.

(25)The Management Agreement between the Trust and its manager, Directed Services, LLC. ("DSL"), provides for a "bundled fee" arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSL, including the cost of the Trustees and Officers Errors and
Omissions Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(26)This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

(27)"Other Expenses" have been calculated based on the actual amounts incurred in the most recent fiscal year.

(28)JPMorgan Funds Management Inc. has  contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses  (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed  1.20%  and 0.85% of the average daily net assets through 4/30/08 for  JPMorgan International Equity Portfolio and JPMorgan U.S. Large Cap Core
Equity Portfolio respectively.

(29)Other Expenses includes an Acquired Fund Fee and Expense of 0.01%."Acquired Fund Fees and
Expenses" are based on the allocation of the Fund's assets among the acquired funds calculated on a daily basis through the Fund's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/06. "Acquired Fund Fees and Expenses" will vary with changes in the expenses of the Acquired Funds as well as allocation of the Fund's assets and may be higher or lower than those shown.

(30)The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(31)JPMorgan Funds Management Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25% for  JPMorgan
Mid Cap Value Portfolio of the average daily net assets through 4/30/08. Without the Acquired Fund Fees and Expenses, the Total Annual Operating Expenses of the Fund would have been 1.25% for JPMorgan Mid
Cap Value Portfolio of the average daily net assets.

(32)This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

(33)This Portfolio is only available if you have been continuously invested in it since November 30,
2004.

(34)The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(35)This includes an estimated ration of underlying expenses of  0.02%.

(36)The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class'
net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008.  See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(37)The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.88% of the average daily net assets attributable to Class I shares. There can be no assurance that
Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(38)This includes an estimated ratio of underlying expense of 0.12%.

(39)The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.00% of the average daily net assets attributable to Class I shares. There can be no assurance that
Pioneer will extend the expense limitation beyond May 1, 2008. See the statement of additional information for this Portfolio for details regarding the expense limitation agreement.

(40)Effective May 24, 2006, Pioneer Small Cap Value II VCT Portfolio was reorganized into Pioneer Small
Cap Value VCT Portfolio.  As a result, Series I shares of Pioneer Small Cap Value VCT Portfolio are available to  contract owners previously invested in Series I shares of Pioneer Small Cap Value II VCT
Portfolio.  If, as a result of the merger, Series I and Series II of the Pioneer Small Cap Value VCT
Portfolio are available to a contract owner, we will allocate investments to the Series I fund.

(41)This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

(42)Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of DWS Balanced
VIP - Class A to 0.51%.

(43)Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006.  Includes
0.10% administration fee.

(44)Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11,
2006.

(45)Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of DWS
International VIP - Class A to 0.96%.



EXAMPLES
Changes to the portfolio expenses affect the results of the expense Examples in your prospectus.  Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.



You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
